Share - Based Compensation Share Based Compensation 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Schedule Of Unrecognized Compensation Cost Nonvested Awards Table Text Block [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 7,601
Expected Period for Recognition	1 year 11 months
Stock Options and Stock Appreciation Rights [ Member]
Schedule Of Unrecognized Compensation Cost Nonvested Awards Table Text Block [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	2,193
Expected Period for Recognition	2 years 6 months
Performance Shares [Member]
Schedule Of Unrecognized Compensation Cost Nonvested Awards Table Text Block [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	2,648
Expected Period for Recognition	1 year 9 months
Restricted stock and Restricted Stock units [Member]
Schedule Of Unrecognized Compensation Cost Nonvested Awards Table Text Block [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 2,760
Expected Period for Recognition	1 year 5 months